Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other Financial Liabilities [Abstract]
Schedule of other financial liabilities

	Million of euros
	2018	2017	2016

Trade payables	1,323	1,559	1,230
Clearing houses	434	767	676
Tax collection accounts:
Public Institutions	3,968	3,212	2,790
Factoring accounts payable	263	290	180
Unsettled financial transactions	3,373	6,375	7,418
Other financial liabilities	15,303	16,225	14,222
	24,664	28,428	26,516